OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2023
Comprehensive Income [Abstract]
OTHER COMPERHENSIVE INCOME (LOSS)
NOTE 9:-	OTHER COMPERHENSIVE INCOME (LOSS)

The following table shows the changes of accumulated other comprehensive loss, for the six months ended June 30, 2023:

	Six months ended June 30, 2023
	Foreign currency translation adjustments	Unrealized losses on cash flow hedges	Total

Beginning balance	$(6,212)	$(635)	$(6,847)

Other comprehensive loss before reclassifications	264	(1,596)	(1,332)
Amounts reclassified from accumulated other comprehensive income	-	1,224	1,224

Net current-period other comprehensive income (loss)	264	(372)	(108)

Ending balance	$(5,948)	$(1,007)	$(6,955)